Expense Example	Oct. 31, 2025 USD ($)
Mast Managed Futures Strategy Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 674
Expense Example, with Redemption, 3 Years	1,045
Expense Example, with Redemption, 5 Years	1,439
Expense Example, with Redemption, 10 Years	2,538
Mast Managed Futures Strategy Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,894
Mast Managed Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,855
Mast Multialternative Strategy Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,228
Mast Multialternative Strategy Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,518